Segment Information - Consists of Write-Off of Land Option Deposits and Pre-acquisition Costs (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Mar. 31, 2013 Successor [Member] Southern California [Member]	Dec. 31, 2012 Successor [Member] Southern California [Member]	Mar. 31, 2013 Successor [Member] Northern California [Member]	Dec. 31, 2012 Successor [Member] Northern California [Member]	Mar. 31, 2013 Successor [Member] Arizona [Member]	Dec. 31, 2012 Successor [Member] Arizona [Member]	Mar. 31, 2013 Successor [Member] Nevada [Member]	Dec. 31, 2012 Successor [Member] Nevada [Member]	Mar. 31, 2013 Successor [Member] Colorado [Member]	Dec. 31, 2012 Successor [Member] Colorado [Member]	Mar. 31, 2013 Successor [Member] Corporate [Member]		Dec. 31, 2012 Successor [Member] Corporate [Member]		Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member] Southern California [Member]	Dec. 31, 2011 Predecessor [Member] Northern California [Member]	Dec. 31, 2011 Predecessor [Member] Arizona [Member]	Dec. 31, 2011 Predecessor [Member] Nevada [Member]	Dec. 31, 2011 Predecessor [Member] Corporate [Member]
Homebuilding assets:
Homebuilding assets	$ 598,906	$ 581,147	$ 205,145	$ 195,688	$ 33,579	$ 31,293	$ 180,684	$ 173,847	$ 56,407	$ 51,141	$ 35,760	$ 37,668	$ 87,331	[1]	$ 91,510	[1]	$ 496,951	$ 182,781	$ 105,298	$ 129,920	$ 42,183	$ 36,769	[1]

[1]	Comprised primarily of cash and cash equivalents, receivables, deferred loan costs, and other assets.